Short-Term and Long-Term Borrowings - Schedule of Debt (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2025	May 31, 2024	Jun. 30, 2025	Jul. 31, 2026	Jun. 26, 2026	May 31, 2026	Apr. 19, 2026	Jul. 31, 2025	Jun. 26, 2025	May 31, 2025	Apr. 27, 2025	Apr. 24, 2025	Apr. 19, 2025	Jul. 31, 2024	Jun. 30, 2024	Jun. 26, 2024	Apr. 27, 2024	Apr. 24, 2024	Apr. 19, 2024	Apr. 27, 2023	Apr. 24, 2023
Schedule of Debt [Line Items]
Debt instrument, face amount		¥ 75,000												¥ 10,000		¥ 10,000			¥ 43,000	¥ 80,000	¥ 50,000
Debt instrument, annual principal payment		1,500		¥ 8,000	¥ 6,000	¥ 71,500	¥ 40,000	¥ 2,000	¥ 3,500	¥ 2,000	¥ 76,500	¥ 42,500	¥ 3,000			¥ 500	¥ 2,000	¥ 5,000		¥ 1,500	¥ 2,500
Debt instrument, repurchase amount	¥ 1,500		¥ 1,500												¥ 0
Debt instrument, term	1 year
Debt instrument, periodic payment		¥ 78,500
Line of credit facility, current borrowing capacity	¥ 50,000		50,000
Debt instrument used borrowing capacity amount	¥ 17,500		17,500
Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument, repurchase amount															500
Debt instrument installment early repaid			73,500
Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument, repurchase amount															¥ 2,500
Debt instrument installment early repaid			¥ 42,500